United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	October 29, 2004

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$102,961,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1092    27250 SH       SOLE                    27250
Alliance Capital Management LP COM              018548107      600    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      465     5226 SH       SOLE                     5226
American Express               COM              025816109     1276    24800 SH       SOLE                    24800
American International Group   COM              026874107      643     9464 SH       SOLE                     9464
Annaly MTG Management REIT     COM              035710409      188    11000 SH       SOLE                    11000
BHP Ltd.                       COM              088606108      311    15000 SH       SOLE                    15000
BP PLC                         COM              055622104     1701    29570 SH       SOLE                    29570
Bank of America Corp.          COM              060505104      429     9900 SH       SOLE                     9900
Bank of New York Co.           COM              064057102      656    22500 SH       SOLE                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1068      372 SH       SOLE                      372
Bristol-Myers Squibb           COM              110122108     1174    49600 SH       SOLE                    49600
Cablevision NY Group           COM              12686c109      509    25100 SH       SOLE                    25100
Cabot Corp.                    COM              127055101      511    13250 SH       SOLE                    13250
Caremark RX, Inc.              COM              141705103      397    12375 SH       SOLE                    12375
Cendant Corp.                  COM              151313103     3215   148850 SH       SOLE                   148850
Charles Schwab Corp.           COM              808513105     6006   653567 SH       SOLE                   653567
ChevronTexaco Corp.            COM              166751107     1287    24000 SH       SOLE                    24000
Chicago Mercantile Exchange Ho COM              167760107      242     1500 SH       SOLE                     1500
CitiGroup Inc.                 COM              172967101     6393   144911 SH       SOLE                   144911
Coca Cola Co.                  COM              191216100      376     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      316     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      553    19800 SH       SOLE                    19800
Comcast Corp. Cl A             COM              20030N101      346    12266 SH       SOLE                    12266
Commerce Bancorp Inc. NJ       COM              200519106      718    13000 SH       SOLE                    13000
ConocoPhillips                 COM              20825C104      744     8976 SH       SOLE                     8976
Countrywide Financial CP       COM              222372104      232     5894 SH       SOLE                     5894
Crescent Real Estate Equities  COM              225756105      430    27350 SH       SOLE                    27350
Criimi Mae Inc.                COM              226603504      323    22000 SH       SOLE                    22000
Deere & Co.                    COM              244199105      581     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      357    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      668    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      440    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1385    31016 SH       SOLE                    31016
Exxon Mobil Corporation        COM              30231G102     2695    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      342     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     4325     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      445    10000 SH       SOLE                    10000
Freddie Mac                    COM              313400301      202     3100 SH       SOLE                     3100
General Electric               COM              369604103     4664   138898 SH       SOLE                   138898
HCA Inc.                       COM              404119109     1021    26750 SH       SOLE                    26750
HSBC Holdings PLC              COM              404280406     1891    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      711    41100 SH       SOLE                    41100
Honeywell Intl.                COM              438506107      645    18000 SH       SOLE                    18000
Icici Bank LTD                 COM              45104G104      255    18500 SH       SOLE                    18500
IndyMac Bancorp Inc.           COM              456607100      275     7600 SH       SOLE                     7600
International Paper            COM              460146103      485    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      516     6018 SH       SOLE                     6018
Johnson & Johnson              COM              478160104    10358   183880 SH       SOLE                   183880
Kerr-McGee Corp.               COM              492386107      863    15075 SH       SOLE                    15075
Keyspan Corporation            COM              49337w100      235     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      485    10350 SH       SOLE                    10350
LNR Property Corp.             COM              501940100      241     3900 SH       SOLE                     3900
Leucadia Natl Corp.            COM              527288104     1617    28550 SH       SOLE                    28550
Level 3 Communications         COM              52729N100       79    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     1796   205993 SH       SOLE                   205993
Liberty Media Intl Inc.        COM              530719103      448    13425 SH       SOLE                    13425
Magellan Midstream Ptnrs LP    COM              559080106     1713    31150 SH       SOLE                    31150
Manulife Financial Corp.       COM              56501r106      263     6000 SH       SOLE                     6000
Marriott Intl Inc. CL A        COM              571903202     1299    25000 SH       SOLE                    25000
Medco Health Solutions Inc.    COM              58405U102      521    16852 SH       SOLE                    16852
Merck & Co.                    COM              589331107     5362   162495 SH       SOLE                   162495
Molex Inc. Cl A                COM              608554200      201     7627 SH       SOLE                     7627
Monsanto Co.                   COM              61166w101      328     9000 SH       SOLE                     9000
National Australia Bank        COM              632525408      451     4600 SH       SOLE                     4600
News Corp, Ltd., Pfd.          COM              652487802     1478    47182 SH       SOLE                    47182
Northern Border Partners       COM              664785102     1823    39850 SH       SOLE                    39850
PepsiCo Inc.                   COM              713448108      345     7100 SH       SOLE                     7100
Pfizer Inc.                    COM              717081103      359    11725 SH       SOLE                    11725
Plum Creek Timber Co           COM              729251108      210     6000 SH       SOLE                     6000
Rayonier Inc.                  COM              754907103      226     5000 SH       SOLE                     5000
Royal Dutch Petroleum          COM              780257804     1017    19700 SH       SOLE                    19700
Safeco Corp.                   COM              786429100     1023    22400 SH       SOLE                    22400
St. Joe Company                COM              790148100     1149    24050 SH       SOLE                    24050
St. Paul Travelers Companies I COM              792860108      271     8192 SH       SOLE                     8192
Texas Instruments Inc.         COM              882508104     1021    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2270    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      201    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      608    81434 SH       SOLE                    81434
Vodafone Group PLC ADR F       COM              92857T107      223     9250 SH       SOLE                     9250
W.P. Carey & Co., LLC          COM              92930Y107     2333    78125 SH       SOLE                    78125
Walt Disney Co.                COM              254687106      775    34365 SH       SOLE                    34365
Waste Management               COM              94106L109      910    33300 SH       SOLE                    33300
Wells Fargo & Co.              COM              949746101     2743    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      189    12500 SH       SOLE                    12500
Westpac Banking Corp (ADR)     COM              961214301      514     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      219    18100 SH       SOLE                    18100
Wyeth                          COM              026609107      808    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      799    10795 SH       SOLE                    10795
Zimmer Holdings Inc.           COM              98956p102      392     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      258     9600 SH       SOLE                     9600
Shaw Commun A Pfd SECS Ser A   PRD              82028K606      429    17050 SH       SOLE                    17050
REPORT SUMMARY		       92 DATA RECORDS	            102961         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED